Trade Payables and Other Current Liabilities (Details) - Schedule of trade payables - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade Payables and Other Current Liabilities (Details) - Schedule of trade payables [Line Items]
Accounts payable and accruals	$ 75	$ 190	$ 190
NIS Unlinked [Member]
Trade Payables and Other Current Liabilities (Details) - Schedule of trade payables [Line Items]
Accounts payable and accruals	$ 75	137
USD [Member]
Trade Payables and Other Current Liabilities (Details) - Schedule of trade payables [Line Items]
Accounts payable and accruals		43
Euro [Member]
Trade Payables and Other Current Liabilities (Details) - Schedule of trade payables [Line Items]
Accounts payable and accruals		$ 10